SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Apr. 08, 2025 USD ($) $ / shares
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares	$ 0.19
Dividends payable amount | $	$ 1.3
Dividends payable date	Apr. 29, 2025